Debt - Future minimum repayments (Details) - USD ($)		Sep. 30, 2020	Dec. 31, 2019
Debt
2020	[1]	$ 4,675,309
2021		21,906,236
2022		29,901,491
2023		17,281,236
2024		132,983,688
Total long-term debt		$ 206,747,960	$ 211,526,507

[1]	Three-month period ending December 31, 2020.